Taxes - Schedule of Tax Reconciliation (Details)	12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Schedule of Tax Reconciliation [Abstract]
Loss before income tax	$ (15,254,845)	$ (1,945,274)	$ (6,622,551)		$ 2,892,571
Hong Kong statutory tax rate, Amount	$ (2,517,050)	$ (320,970)
Hong Kong statutory tax rate, Percent	16.50%	16.50%	16.50%	16.50%	16.50%
Foreign tax effects
BVI, Amount	$ 489,932	$ 62,475
BVI, Percent	(4.00%)	(4.00%)
Other jurisdictions, Amount	$ 1,770	$ 226
Other jurisdictions, Percent	(0.00%)	(0.00%)
Tax credits, Amount	$ (3,000)	$ (383)
Tax credits, Percent	0.00%	0.00%
Changes in valuation allowance, Amount	$ 1,666,694	$ 212,534	$ 728,286	$ 92,870
Changes in valuation allowance, Percent	13.60%	13.60%
Non-deductible expenses and non-taxable income
Share of results of equity investees, Amount	$ 499,211	$ 63,659
Share of results of equity investees, Percent	(3.30%)	(3.30%)
Share-based compensation, Amount	$ 585,059	$ 74,606
Share-based compensation, Percent	(4.80%)	(4.80%)
Others, Amount	$ 31,412	$ 4,006
Others, Percent	(0.30%)	(0.30%)
Effect of preferential tax benefit on assessable profits, Percent	0.10%	0.10%
Effect of preferential tax benefit on assessable profits, Amount	$ (12,960)	$ (1,653)
Income tax expense, Amount	$ 741,068	$ 94,500
Income tax expense, Percent	(4.90%)	(4.90%)
Income tax expense computed at statutory rate			(1,092,721)		$ 477,274
Preferential rate			(36,561)		(165,000)
Reconciling items:
Non-taxable items in Hong Kong			(74,828)		(30,394)
Expenses not deductible for tax			82,675		18,187
Tax losses not recognized			338,639
Tax credit			(1,500)		(3,000)
Total income tax expense (credit)	$ 741,068	$ 94,500	$ (784,296)		$ 297,067
Effective tax rate			11.80%	11.80%	10.30%